Acquisitions and disposals (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Acquisitions And Disposals [Abstract]
Identifiable assets acquired and liabilities assumed and analysis of cash flows on acquisition

Identifiable assets acquired and liabilities assumed	Final fair values at 6 March 2025 US$m
Intangible assets	2,301
Property, plant and equipment (including mineral interests)	4,814
Cash and cash equivalents	293
Borrowings(a)	(1,599)
Close-down, restoration and environmental provisions	(319)
Other provisions	(375)
Other assets and liabilities	155
Deferred tax liabilities (net of deferred tax assets)	(817)
Net assets	4,453
Non-controlling interest (NCI)(b)	(298)
Goodwill	2,146
Net attributable assets (including Goodwill)	6,301
(a)Borrowings includes a US$200 million loan advanced by Rio Tinto to Arcadium Lithium in January 2025, prior to the transaction completing.
(b)NCI relates to the Olaroz lithium carbonate mine in Argentina and the Nemaska Lithium development project in Canada, of which
Arcadium Lithium holds interests of 66.5% and 50%, respectively. It has been valued at the pro rata share of the net identifiable assets.

Presentation in cash flow statement	6 March 2025 US$m
Cash payment in consideration of equity to shareholders of Arcadium Lithium plc	6,301
less: cash and cash equivalents balance acquired	(293)
Acquisitions of subsidiaries, joint ventures and associates, net of cash acquired	6,008

Impact of the acquisition on net debt	6 March 2025 US$m
Borrowings of Arcadium Lithium	1,599
less: convertible loan notes settled on change of control	(400)
less: cash and cash equivalents acquired	(293)
less: loan advanced to Arcadium prior to acquisition	(200)
Acquired net debt	706

Cash payment in consideration of equity to shareholders of Arcadium Lithium plc	6,301
Cash payment to settle convertible loan notes	400
Change in net debt on acquisition	7,407